THRIVENT CORE FUNDS
CIK 0001669626
Form N-CEN for
Fiscal Year Ended 2025-10-31
PART G: Attachments
Item G.1.a.vi: Other information required to be included as an attachment (unaudited)
Supplemental Proxy Information
A special meeting of shareholders of Thrivent Core Small Cap Value Fund was held on October 20, 2025. Shareholders considered and approved an Agreement and Plan of Reorganization providing for the reorganization of Thrivent Core Small Cap Value Fund into Thrivent Small Cap Value ETF, a newly created series of Thrivent ETF Trust. The results of the meeting were as follows:
Shares Outstanding (as of Record Date ): 13,226,843
Total Shares Voted: 13,226,843
Percentage of Shares Voted : 100%
Vote Total Shares Voted Percentage of Shares
Voted
Percentage of Shares
Outstanding
For: 13,226,843 100% 100%
Against: 0 0% 0%
Abstain: 0 0% 0%